13F-HR

05/15/06

0001103804
fpcr*iv4

NONE
1

Carl Casler
203-863-5039

ccasler@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                   FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  55 Railroad Avenue, Greenwich, CT 06830

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brian Smith
Title: 	Chief Financial Officer
Phone: 	203-863-5030
Signature, Place and Date of Signing: Greenwich, CT

Brian Smith  May 15, 2006

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   114

Form 13F Information Table Value Total: 3,958,763

                                      TITLE OF             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                         CLASS       Cusip   X($1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
Adventrx Pharmaceuticals                  COMMON STOCK 00764X103 15481    3127583  SH       SOLE            3127583
Alexion Pharmaceuticals Inc               COMMON STOCK 015351109 9301     262600   SH       SOLE            262600
Allied Waste                              COMMON STOCK 019589308 15300    1250000  SH       SOLE            1250000
Aon Corp                                  COMMON STOCK 037389103 161610   3893300  SH       SOLE            3893300
Automatic Data Processing                 COMMON STOCK 053015103 189567   4149900  SH       SOLE            4149900
Bed Bath & Beyond                         COMMON STOCK 075896100 8217     214000   SH       SOLE            214000
Belzberg Technologies Inc                 COMMON STOCK 081344103 1131     145000   SH       SOLE            145000
Bristol-Myers Squibb Co.                  COMMON STOCK 110122108 10343    420300   SH       SOLE            420300
Celanese Corp                             COMMON STOCK 150870103 232      11100    SH       SOLE            11100
Celera Genomics Group                     COMMON STOCK 038020202 5412     463000   SH       SOLE            463000
Cendant Corporation                       COMMON STOCK 151313103 1839     106000   SH       SOLE            106000
Centex                                    COMMON STOCK 152312104 37832    610300   SH       SOLE            610300
Champion Enterprises Inc                  COMMON STOCK 158496109 11220    750000   SH       SOLE            750000
Chemtura Corp                             COMMON STOCK 163893100 5890     500000   SH       SOLE            500000
CMGI Inc.                                 COMMON STOCK 125750109 2        1463     SH       SOLE            1463
Coach Inc.                                COMMON STOCK 189754104 156128   4515000  SH       SOLE            4515000
CuraGen Corp.                             COMMON STOCK 23126R101 2199     439000   SH       SOLE            439000
CV Therapeutics  Inc.                     COMMON STOCK 126667104 3245     147000   SH       SOLE            147000
CVS Corp                                  COMMON STOCK 126650100 33215    1112000  SH       SOLE            1112000
Cyberonics                                COMMON STOCK 23251P102 9998     388000   SH       SOLE            388000
Dell Computer Corp.                       COMMON STOCK 24702R101 34729    1167000  SH       SOLE            1167000
Downey Financial Corp                     COMMON STOCK 261018105 12315    183000   SH       SOLE            183000
DPL Inc                                   COMMON STOCK 233293109 9450     350000   SH       SOLE            350000
DST Systems                               COMMON STOCK 233326107 23112    398900   SH       SOLE            398900
Du Pont                                   COMMON STOCK 263534109 86235    2043000  SH       SOLE            2043000
Dun & Bradstreet Corp                     COMMON STOCK 26483E100 158336   2064900  SH       SOLE            2064900
Dynegy Inc.-Cl A                          COMMON STOCK 26816Q101 13440    2800000  SH       SOLE            2800000
E Trade Financial Corp                    COMMON STOCK 269246104 77330    2866200  SH       SOLE            2866200
Edison International                      COMMON STOCK 281020107 6177     150000   SH       SOLE            150000
Emisphere Technologies                    COMMON STOCK 291345106 1611     196000   SH       SOLE            196000
Esco Technologies Inc                     COMMON STOCK 296315104 8863     175000   SH       SOLE            175000
Exelixis Inc.                             COMMON STOCK 30161Q104 3314     276000   SH       SOLE            276000
Fidelity National Information             COMMON STOCK 31620M106 25141    620000   SH       SOLE            620000
Fidelity National Title                   COMMON STOCK 31620R105 10997    483000   SH       SOLE            483000
First American Corporation                COMMON STOCK 318522307 10925    279000   SH       SOLE            279000
First Data Corporation                    COMMON STOCK 319963104 126788   2708000  SH       SOLE            2708000
FirstFed Financial Corp                   COMMON STOCK 337907109 42064    703300   SH       SOLE            703300
Flagstar Bancorp Inc                      COMMON STOCK 337930101 296      19650    SH       SOLE            19650
Fleetwood Enterprises                     COMMON STOCK 339099103 13404    1200000  SH       SOLE            1200000
Footstar Inc.                             COMMON STOCK 344912209 1770     393500   SH       SOLE            393500
FTD Group Inc                             COMMON STOCK 30267U108 26563    2741300  SH       SOLE            2741300
Google Inc.                               COMMON STOCK 38259P508 77337    198300   SH       SOLE            198300
GTX Inc.                                  COMMON STOCK 40052B108 9034     827300   SH       SOLE            827300
Hanover Compressor Co                     COMMON STOCK 410768105 9310     500000   SH       SOLE            500000
Harrah's Entertainment                    COMMON STOCK 413619107 1013     13000    SH       SOLE            13000
Hartford Financial Services               COMMON STOCK 416515104 70900    880200   SH       SOLE            880200
Herbalife                                 COMMON STOCK G4412G101 12663    375000   SH       SOLE            375000
Hercules                                  COMMON STOCK 427056106 9660     700000   SH       SOLE            700000
Home Depot Inc.                           COMMON STOCK 437076102 1692     40000    SH       SOLE            40000
Human Genome Sciences Inc.                COMMON STOCK 444903108 15685    1443000  SH       SOLE            1443000
Imclone Systems                           COMMON STOCK 45245W109 89404    2628000  SH       SOLE            2628000
International Paper                       COMMON STOCK 460146103 12099    350000   SH       SOLE            350000
Interoil Corporation                      ADRS STOCKS  460951106 11169    850000   SH       SOLE            850000
KB HOME                                   COMMON STOCK 48666K109 1306     20100    SH       SOLE            20100
Kohls Corp                                COMMON STOCK 500255104 207751   3919100  SH       SOLE            3919100
Landamerica Financial Group               COMMON STOCK 514936103 11215    165300   SH       SOLE            165300
LA-Z-BOY Inc.                             COMMON STOCK 505336107 5635     331500   SH       SOLE            331500
Lennar Corp-CL A                          COMMON STOCK 526057104 150297   2489200  SH       SOLE            2489200
Live Nation                               COMMON STOCK 538034109 41132    2073200  SH       SOLE            2073200
Marriott International Cl A               COMMON STOCK 571903202 21814    318000   SH       SOLE            318000
McDonald's Corporation                    COMMON STOCK 580135101 965      28100    SH       SOLE            28100
Medtronic Inc.                            COMMON STOCK 585055106 8221     162000   SH       SOLE            162000
MEMC Electronic Materials Inc             COMMON STOCK 552715104 6977     189000   SH       SOLE            189000
MGI Phama Inc                             COMMON STOCK 552880106 9170     524000   SH       SOLE            524000
MI Developments Inc - Cl A                COMMON STOCK 55304X104 16259    465900   SH       SOLE            465900
Mirant Corp                               COMMON STOCK 60467R100 6250     250000   SH       SOLE            250000
Mohawk Industries Inc                     COMMON STOCK 608190104 34338    425400   SH       SOLE            425400
Monaco Coach Corp                         COMMON STOCK 60886R103 9380     700000   SH       SOLE            700000
MSC Software Corp                         COMMON STOCK 553531104 1256     63000    SH       SOLE            63000
Murphy Oil Corp                           COMMON STOCK 626717102 9963     200000   SH       SOLE            200000
NCR Corporation                           COMMON STOCK 62886E108 311189   7446500  SH       SOLE            7446500
Net 1 UEPS Technologies Inc               COMMON STOCK 64107N206 6871     242800   SH       SOLE            242800
Newfield Exploration                      COMMON STOCK 651290108 12570    300000   SH       SOLE            300000
Noble Corp                                COMMON STOCK G65422100 77207    952000   SH       SOLE            952000
Nuveen Investments Cl. A                  COMMON STOCK 67090F106 168611   3501800  SH       SOLE            3501800
Omnicare Inc                              COMMON STOCK 681904108 7918     144000   SH       SOLE            144000
Palm Inc                                  COMMON STOCK 696643105 2357     101798   SH       SOLE            101798
Pediatrix Medical Group Inc               COMMON STOCK 705324101 7800     76000    SH       SOLE            76000
PF Chang's China Bistro Inc               COMMON STOCK 69333Y108 985      20000    SH       SOLE            20000
PHH Corp                                  COMMON STOCK 693320202 10092    378000   SH       SOLE            378000
Plains Exploration & Production           COMMON STOCK 726505100 147910   3827900  SH       SOLE            3827900
Polo Ralph Lauren Corporation             COMMON STOCK 731572103 20728    342000   SH       SOLE            342000
R & G Financial Corp. Cl. B               COMMON STOCK 749136107 2140     169100   SH       SOLE            169100
Regeneron Pharmaceuticals                 COMMON STOCK 75886F107 17245    1037000  SH       SOLE            1037000
Republic Airways Holdings Inc             COMMON STOCK 760276105 8886     600000   SH       SOLE            600000
Research In Motion                        ADRS STOCKS  760975102 1341     15800    SH       SOLE            15800
Resources Connection Inc                  COMMON STOCK 76122Q105 23280    934600   SH       SOLE            934600
Respironics Inc                           COMMON STOCK 761230101 6887     177000   SH       SOLE            177000
Rockwood Holdings Inc                     COMMON STOCK 774415103 12085    525000   SH       SOLE            525000
Sapient Corporation                       COMMON STOCK 803062108 923      121000   SH       SOLE            121000
SLM Corp.                                 COMMON STOCK 78442P106 2181     42000    SH       SOLE            42000
Smurtfit-Stone Container Corp             COMMON STOCK 832727101 13570    1000000  SH       SOLE            1000000
Southwestern Energy                       COMMON STOCK 845467109 153137   4757300  SH       SOLE            4757300
Staples Inc.                              COMMON STOCK 855030102 198175   7765500  SH       SOLE            7765500
T. Rowe Price Group Inc.                  COMMON STOCK 74144T108 13741    175700   SH       SOLE            175700
Target Corp.                              COMMON STOCK 87612E106 37031    712000   SH       SOLE            712000
Telik Inc                                 COMMON STOCK 87959M109 10860    561000   SH       SOLE            561000
Telus Corp.                               COMMON STOCK 87971M103 26392    576000   SH       SOLE            576000
The Cooper Cos Inc                        COMMON STOCK 216648402 5186     96000    SH       SOLE            96000
The First Marblehead Corp                 COMMON STOCK 320771108 83152    1922600  SH       SOLE            1922600
Theravance                                COMMON STOCK 88338T104 3056     109000   SH       SOLE            109000
Toll Brothers Inc.                        COMMON STOCK 889478103 11462    331000   SH       SOLE            331000
Transkaryotic Therapies Inc.              COMMON STOCK 893735100 3922     106000   SH       SOLE            106000
Transocean Inc                            COMMON STOCK G90078109 80540    1003000  SH       SOLE            1003000
Triad Hospitals Inc                       COMMON STOCK 89579K109 6410     153000   SH       SOLE            153000
Trident Resources Corp.                   COMMON STOCK 998969919 20000    400000   SH       SOLE            400000
TXU Corp                                  COMMON STOCK 873168108 15666    350000   SH       SOLE            350000
Universal Health Services Inc             COMMON STOCK 913903100 11732    231000   SH       SOLE            231000
Usana Health Sciences Inc                 COMMON STOCK 90328M107 4201     100700   SH       SOLE            100700
Vodafone Airtouch PLC - ADR               ADRS STOCKS  92857W100 24933    1193000  SH       SOLE            1193000
Weatherford Intl Ltd.                     COMMON STOCK G95089101 145622   3183000  SH       SOLE            3183000
Xerium Technologies                       COMMON STOCK 98416J100 3756     400000   SH       SOLE            400000
Yahoo! Inc.                               COMMON STOCK 984332106 1329     41200    SH       SOLE            41200
ZymoGenetics                              COMMON STOCK 98985T109 2767     128000   SH       SOLE            128000

S REPORT SUMMARY 114 DATA RECORDS 3,958,763
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.